VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2022 are summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2021	4,157,960	(680,159)	3,477,801
Depreciation		(71,478)
Additions	6,185
Disposals	(95,975)	22,139
Transfers from Newbuildings	192,798
Balance at June 30, 2022	4,260,968	(729,498)	3,531,470

In the six months ended June 30, 2022, the Company sold two LR2 tankers, Front Lion and Front Panther. See Note 6 for full details of this transaction. The Company has also delivered two VLCCs, Front Alta and Front Tweed. The Company also completed the installation of Exhaust Gas Cleaning Systems on two vessels in the period.